TROUBLED DEBT RESTRUCTURINGS (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2014
Loans Troubled Debt Restructurings [Line Items]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	$ 1,101,000